Line of Credit	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Line Of Credit [Abstract]
Line of Credit
5.     Line of Credit

On June 5, 2009 we entered into a Revolving Credit, Security and Warrant Purchase Agreement (the “Credit Agreement”) with Cenfin LLC (the owner of Cenfin LLC beneficially owns approximately 31.8% of the Company’s common stock, inclusive of warrants, as of June 30, 2012), a Delaware limited liability company (“Cenfin”) which permits us to borrow up to $25 million until June 5, 2017.  Advances must be repaid at the earlier of 5 years from the date of borrowing or at the expiration of the Credit Agreement. The principal balance may be repaid at any time without penalty.  Borrowings accrue interest, payable quarterly on the unpaid principal and interest at a rate equal to the Federal Funds Rate at July 15 of each year plus 5% (approximately 5.25%).  The Credit Agreement is collateralized by substantially all of our assets, and requires we maintain a total outstanding indebtedness to total assets ratio of less than 3 to 1.

Amounts outstanding under the Credit Agreement were $5,176,000 and $4,176,000 at June 30, 2012 and December 31, 2011, respectively.  These advances will be repaid at various dates between 2014 and 2017.  A total of $19,824,000 is available for future borrowings. Interest expense of $128,353 and $59,902 was recorded for the six month periods ended June 30, 2012 and 2011, respectively.

The Credit Agreement requires that in conjunction with each advance we issue Cenfin warrants to purchase shares of Roomlinx common stock equal to 50% of the principal amount funded divided by (i) $2.00 on the first $5,000,000 of borrowings on or after July 15, 2010 ($4,712,000 as of June 30, 2012) or (ii) thereafter the fair market value of the Company’s common stock on the date of such draw for advances in excess of $5,000,000.  The exercise price of the warrants is $2.00 for the warrants issued on the first $5,000,000 of borrowings made after July 15, 2010 and, thereafter, the average of the high and low market price for the Company’s common stock on the date of issuance. The exercise period of these warrants expire three years from the date of issuance.

Using the Black-Scholes pricing model adjusted for a blockage discount, warrants issued during the six months ended June 30, 2012 were valued at approximately $350,000 (see Note 7).   The fair value of warrants issued since inception of the Credit Agreement is approximately $2,760,000 which is being amortized to earnings as additional interest expense over the term of the related indebtedness, accordingly additional interest expense of $161,108 and $63,366 was recorded for the six month periods ended June 30, 2012 and 2011, respectively.  The unamortized balance of these deferred costs was $1,339,836 and $1,150,777 at June 30, 2012 and December 31, 2011, respectively.  Borrowings outstanding are reported net of the deferred financing costs associated with these borrowings.

Future minimum payments under the line of credit are as follows:

Twelve Months Ended June 30,	Minimum Payments
2014	$340,000
2015	124,000
2016	1,942,000
2017	2,770,000
$5,176,000

7. Line of Credit

On June 5, 2009, the Company, entered into a Revolving Credit, Security and Warrant Purchase Agreement (the “Credit Agreement”) with Cenfin LLC, a Delaware limited liability company (“Cenfin”), pursuant to which Cenfin agreed to make revolving loans to Roomlinx from time to time in a maximum outstanding amount of $5,000,000 and pursuant to which, upon the making of each such Revolving Loan, Roomlinx will issue to Cenfin a Revolving Credit Note evidencing such Revolving Loan and a Warrant to purchase a number of shares of Roomlinx Common Stock equal to 50% of the principal amount funded in respect of such Revolving Loan divided by $2.00 per share. Each Revolving Credit Note will bear interest at a rate of 9% per annum and mature on the fifth anniversary of its issuance. Each Warrant will be exercisable for a three year period from its issuance at an initial exercise price of $2.00 per share.

On March 10, 2010 the Credit Agreement was amended to increase the aggregate revolving credit commitment to $25,000,000 and expand the permitted use of proceeds to include certain capital expenditures. The rest of the terms remained in accordance with the original agreement.

On July 30, 2010, with effect as of July 15, 2010, the Company and Cenfin LLC entered into a Second Amendment to the Revolving Credit, Security and Warrant Purchase Agreement (the “Amendment”). The Amendment changed (1) the interest rate under the Credit Agreement to the Federal Funds Rate plus 5% and (2) the strike price of warrants issued in connection with any draws of the line of credit after the first $5,000,000 of borrowings after July 15, 2010 from $2.00 per share to the fair market value of the Company’s common stock on the date of such draw. The interest rate payable on amounts drawn under this Agreement will be set on July 15 of each year, but will be adjusted in the event the Federal Funds Rate increases by more than 1% in any six month period, but such an adjustment may only occur once per year.

On December 19, 2011 the Company and Cenfin LLC entered into a Third Amendment to the Revolving Credit, Security and Warrant Purchase Agreement (the “Amendment”). The Amendment extended the Revolving Credit Period under the Original Agreement, dated July 28, 2010, from June 5, 2014 to June 5, 2017.

As of December 31, 2011, the Company had drawn $4,176,000 against the line of credit vs. $1,696,000 as of December 31, 2010, the difference reflecting total borrowings of $2,480,000 with no re-payments in 2011. At December 31, 2011 and 2010, the balance on the line of credit is reduced by a discount in the amount of $1,150,777 and $500,062 respectively (see Note 10). The line of credit is collateralized by substantially all of the assets of the Company and is subject to certain financial and non-financial covenants; the Company was in compliance with all covenants as of December 31, 2011.

Future minimum payments against the line of credit for the years ended December 31 are $464,000 in 2014, $1,232,000 in 2015 and $2,480,000 in 2016.